Note 9 - Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.
   STOCKHOLDERS' EQUITY (DEFICIT)

Our authorized capital stock consists of:

●	115,000,000 shares of common stock, par value $0.0001 per share; and

●	10,000,000 shares of preferred stock, par value $0.0001 per share.

As of
December
31,
2020,
there were
9,231,737
shares of our common stock outstanding, and
no
shares of preferred stock outstanding. In
September
2020,
the Company issued
38,992
shares of common stock to current and past employees in lieu of certain dues and obligations.

Common Stock

Voting.   The holders of our common stock are entitled to
one
vote for each share held of record on all matters on which the holders are entitled to vote (or consent pursuant to written consent). Directors are elected by a plurality of the votes present in person or represented by proxy and entitled to vote.

Dividends.   The holders of common stock are entitled to receive, ratably, dividends only if, when and as declared by our board of directors out of funds legally available therefor and after provision is made for each class of capital stock having preference over the common stock.

Liquidation Rights.   In the event of the Company's liquidation, dissolution or winding-up, the holders of common stock will be entitled to share, ratably, in all assets remaining available for distribution after payment of all liabilities and after provision is made for each class of capital stock having preference over the Common Stock.

Conversion Right.   The holders of common stock have
no
conversion rights.

Preemptive and Similar Rights.   The holders of common stock have
no
preemptive or similar rights.

Redemption/Put Rights.   There are
no
redemption or sinking fund provisions applicable to the Common Stock. All of the outstanding shares of common stock will be fully-paid and nonassessable.

Preferred Stock

Our board of directors has the authority to issue shares of preferred stock from time to time on terms it may
determine, to divide shares of preferred stock into
one
or more series and to fix the designations, preferences, privileges, and restrictions of preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, sinking fund terms, and the number of shares constituting any series or the designation of any series to the fullest extent permitted.

Warrants

As of
December
31,
2020,
there were public warrants outstanding to purchase an aggregate of
6,325,000
shares of common stock and private warrants outstanding to purchase an aggregate of
556,313
shares of common stock.

Each public warrant entitles the holder thereof to purchase
one
share of common stock at a price
of $11.50
per share, subject to adjustment.
No
public warrants will be exercisable for cash unless we have an effective and current registration statement covering the issuance of the shares of common stock issuable upon exercise of the public warrants and a current prospectus relating to such shares of common stock.

The private warrants are identical to the public warrants except that such private warrants will be exercisable for cash or on a cashless basis, at the holder's option, and will not
be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates.

We
may
call the public warrants for redemption, in whole and
not
in part, at a price
of $0.01
per warrant:

●	at any time while the public warrants are exercisable,

●	upon not less than 30 days' prior written notice of redemption to each warrant holder,

●
if, and only if, the reported last sale price of the common stock equals or exceeds
$21.00
per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any
20
trading days within a
30
trading day period ending on the
third
trading business day prior to the notice of redemption to holders of the public warrants, and

●
if, and only if, there is a current registration statement in effect with respect to the issuance of the shares of Common Stock underlying such Public Warrants at the time of redemption and for the entire
30
-day trading period referred to above and continuing each day thereafter until the date of redemption.

The exercise price and number of shares of common stock issuable on exercise of the warrants may
be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or a recapitalization, reorganization, merger or consolidation.

Further, there were assumed warrants outstanding to purchase an aggregate of
126,268
shares of common stock, as follows, separated by year of issuance.

Common stock warrants

2020
Warrants

In
July
2020,
the company issued
120,456
warrants with a
five
-year term to purchase an equal number of shares of common stock at
$22.99
per share to certain current and past consultants (
“2020
warrants”). The
2020
warrants were exercisable immediately. The Company estimated the fair value of the
2020
warrants to be
$1,178,182,
using the Black-Scholes-Merton option-pricing model with the following assumptions:

Assumptions
Common stock value	$2.25
Expected life (in years)	3
Risk-free interest rate	0.28%
Expected dividend yields	0%
Volatility	126%

The
2020
warrants are classified as equity and included in general and administrative expense during the year ended
December 31, 2020.

2016
Warrants

The Company issued warrants in connection with the
2016
Notes (the
“2016
Warrants”) to purchase
5,812
shares of its common stock which will expire on
April
28,
2022.

The fair value of the warrants was originally estimated to be approximately
$101,000
and they were classified as a liability on the balance sheet as the strike price was not
established at the time of grant.

In connection with the Business Combination, the strike price was set at
$42.29
based on the terms of the warrants at a common stock conversion rate of
0.152268.

Immediately following the Business Combination, the fair value of the warrant was estimated to be
$7,395
using the using the Black-Scholes option pricing model. The assumptions utilized in the Black-Scholes model included the risk-free interest rate, expected volatility, and expected life in years. The risk-free interest rate was based on the U.S. Treasury yield curve rates with maturity terms similar to the expected life of the warrant, which was determined to be
0.36%.
Expected volatility was determined utilizing historical volatility over a period of time equal to the expected life of the warrant, which was determined to be
126%.
Expected life was equal to the remaining contractual term of the warrant, which was determined to be
1.4
years. The dividend yield was assumed to be
zero
since the Company had
not
historically declared dividends and did
not
have any plans to declare dividends in the future

Upon the valuation of the warrants, the Company reclassed the warrant liability to additional paid-in capital  with
$94,175
being recorded as a reduction of general and administrative expense during the year ending
December 31, 2020.

Originally, the warrants were classified as a liability due to the contingent nature of the exercise price and marked to fair value at each reporting period.  Upon establishment of a set exercise price, the Company determined that under ASC
480,
“Distinguishing Liabilities from Equity”, the warrants should be reclassified to equity.